UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07117
Morgan Stanley Limited Duration Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: April 30, 2009
Date of reporting period: October 31, 2008

Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Limited Duration Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended October 31, 2008

Total Return for the 6 Months Ended October 31, 2008

Morgan Stanley	Lehman Brothers	Lipper Short
Limited Duration	U.S. Credit Index	Investment Grade Bond
Fund	(1-5 Year)[1]	Funds Index[2]
–10.06%	–6.74%	–4.62%

The Fund’s total return assumes the reinvestment of all distributions. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The financial markets were highly volatile throughout the reporting period as disrupted credit markets, recession fears, the declining housing market, and ongoing losses in the financial sector led to increasing investor anxiety. The third quarter of 2008, however, will most certainly go down as a defining moment in financial history, a period in which the industry’s landscape changed in ways most would have never imagined.

As the quarter began, Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), the two bedrock government-sponsored entities that own or guarantee about half of the nation’s outstanding mortgage debt, were facing financial disintegration as the value of the agencies’ assets had severely eroded. At the same time, economic data was signaling slowing growth while rising food and energy prices were fueling inflation, heightening investor anxiety. In early September, the government rescued Fannie Mae and Freddie Mac and shortly thereafter, Lehman Brothers filed for bankruptcy. Investor confidence plummeted, sparking a downward spiral in the market that accelerated at an alarming pace. In the weeks that followed, several other large financial institutions were either forced into mergers, rescued by the government, or failed altogether.

Credit markets became nearly paralyzed as liquidity dried up. Overnight and short-term credit markets convulsed as banks stopped lending to both companies and each other, causing short-term borrowing costs to soar. As fear gripped the market, credit spreads dramatically widened as investors demanded substantial compensation for assuming risk. In response, government officials took various steps including a $700 billion plan to fortify the precarious financial system.

The increasingly volatile and risk-averse environment spurred a flight to quality that pushed Treasury yields lower and led these securities to outperform all other fixed income sectors. The mortgage market continued to struggle, particularly the non-agency sector as the availability of non-conforming loans that comprise the bulk of the sector has dramatically declined, sharply diminishing liquidity. Spreads in the corporate sector widened over the course of the period. Financials was the hardest hit sector as widespread losses and the forced mergers or failures of several institutions led to a significant rise in risk premiums.

Performance Analysis

The Morgan Stanley Limited Duration Fund underperformed both the Lehman Brothers U.S. Credit Index (1-5 Year) (“the Index”) and the Lipper Short Investment Grade Bond Funds Index for the six months ended October 31, 2008.

The primary detractor from the Fund’s relative performance was an overweight versus the Index to asset-backed securities (ABS) and non-agency mortgage securities, the latter of which are not included in the Index. Over the course of the reporting period, both sectors suffered price declines due to spread widening and severely diminished liquidity.

Conversely, the Fund held an underweight position in corporate credit, which benefited relative performance as the sector struggled during the period. However, this was somewhat offset by an overweight among the corporate issues the Fund did hold to financial issues, which was disadvantageous as this sector was hardest hit by the ongoing credit crisis. An allocation to U.S. Treasury securities, which are not represented in the Index, contributed positively to relative performance. The flight to quality that took place throughout the period led Treasuries to outperform all other sectors of the fixed income market.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION+ as of 10/31/08
Corporate Bonds	41.1%
Mortgage-Backed Securities	22.2
Asset-Backed Securities	13.0
Collateralized Mortgage Obligations	9.6
U.S. Government Agencies	9.5
Short-Term Investments	4.6

LONG-TERM CREDIT ANALYSIS as of 10/31/08
Aaa/AAA	61.1%
Aa/AA	14.1
A/A	12.1
Baa/BBB	12.7

+	Does not include open long/short futures contracts with an underlying face amount of $31,181,296 with net unrealized depreciation of $264,913. Also does not include open swap contracts with net unrealized appreciation of $545,798.

Subject to change daily. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned above. Portfolio composition is as a percentage of total investments and long-term credit analysis is as a percentage of total long-term investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 65 percent of its assets in securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities (including zero coupon securities), investment grade mortgage-backed securities, including collateralized mortgage obligations, and investment grade corporate and other types of bonds. The Fund may also use derivative instruments as discussed in the Fund’s prospectus. These derivative instruments will be counted toward the 65 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy. In selecting portfolio investments to purchase or sell, the “Investment Adviser,” Morgan Stanley Investment Advisors Inc., considers both domestic and international economic developments, interest rate levels, the steepness of the yield curve and other factors, and seeks to maintain an overall average duration for the Fund’s portfolio of three years or less.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended October 31, 2008

Symbol	MSLDX
1 Year	(15.43)%[3]

5 Years	(1.28	) [3]

10 Years	1.67	[3]

Since Inception (since 01/10/94)	2.93	[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	The Lehman Brothers U.S. Credit Index (1-5 Year) includes U.S. corporate and specified foreign debentures and secured notes with maturities of one to five years. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Lipper Short Investment Grade Bond Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Short Investment Grade Bond Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Short Investment Grade Bond Funds classification as of the date of this report.

(3)	Figure shown assumes reinvestment of all distributions. There are no sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/08 – 10/31/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), redemption fees or exchange fees.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period@
			05/01/08 –
	05/01/08	10/31/08	10/31/08
Actual (−10.06% return)	$1,000.00	$899.40	$4.93
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.01	$5.24

@	Expenses are equal to the Fund’s annualized expense ratio of 1.03% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Administrator (as defined herein) under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund’s performance for the one-, three- and five-year periods ended December 31, 2007, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board noted that a change in the portfolio management team was implemented effective May 1, 2008. The Board concluded that it would continue to monitor performance.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund. The Board concluded that the management fee rate was acceptable taking into account the scope of service provided.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”) managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund’s management fee rate and total expense ratio were acceptable given the services provided.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund’s management fee and noted that the fee, as a percentage of the Fund’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board also considered that, from time to time, the Adviser may, directly or indirectly, effect trades on behalf of certain Morgan Stanley Funds through various electronic communications networks or other alternative trading systems in which the Adviser’s affiliates have ownership interests and/or board seats. The Board concluded that the fall-out benefits were relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund (“soft dollars”). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Fund’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Limited Duration Fund
Portfolio of Investments - October 31, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Corporate Bonds (38.3%)
	Aerospace & Defense (0.6%)
$325	Bae Systems Holdings Inc. – 144A (a)	4.75%		08/15/10	$323,724

	Air Freight/Couriers (0.5%)
245	FedEx Corp.	5.50		08/15/09	240,204

	Biotechnology (0.2%)
80	Amgen Inc.	4.00		11/18/09	78,819

	Cable/Satellite TV (1.1%)
410	Comcast Cable Communications, Inc.	6.875		06/15/09	406,709
150	Cox Communications, Inc.	4.625		01/15/10	143,825

					550,534

	Chemicals: Major Diversified (0.5%)
275	ICI Wilmington Inc.	4.375		12/01/08	274,956

	Containers/Packaging (0.3%)
145	Sealed Air Corp. – 144A (a)	6.95		05/15/09	145,189

	Department Stores (0.3%)
160	Federated Department Stores, Inc.	6.30		04/01/09	155,560

	Diversified Manufacturing (0.3%)
160	Tyco Electronics Group	5.95		01/15/14	145,921

	Drugstore Chains (0.7%)
355	CVS Corp.	4.00		09/15/09	342,392

	Electric Utilities (3.2%)
315	Columbus Southern Power Co.	4.40		12/01/10	303,953
155	Consumers Energy Co. (Series H)	4.80		02/17/09	154,031
285	Detroit Edison Co. (The)	6.125		10/01/10	281,952
155	Entergy Gulf States, Inc.	3	.21(b)	12/01/09	153,785
285	Pacific Gas & Electric Co.	3.60		03/01/09	282,509
450	Southwestern Public Service Co. (Series A)	6.20		03/01/09	448,859

					1,625,089

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
Portfolio of Investments - October 31, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Finance/Rental/Leasing (0.4%)
$220	American Honda Finance Corp. – 144A (a)	3.85%		11/06/08	$220,003

	Financial Conglomerates (4.1%)
85	Chase Manhattan Corp.	6.00		02/15/09	84,672
145	Chase Manhattan Corp.	7.00		11/15/09	144,952
165	Citigroup Inc.	4.625		08/03/10	158,897
80	Citigroup Inc.	5.30		10/17/12	73,211
345	Citigroup Inc.	3.625		02/09/09	340,869
555	General Electric Capital Corp.	5.45		01/15/13	513,409
140	JPMorgan Chase & Co.	6.75		02/01/11	139,097
425	Pricoa Global Funding I – 144A (a)	3.90		12/15/08	424,119
220	Principal Life Income Funding Trust	5.15		06/17/11	205,779

					2,085,005

	Food Retail (0.6%)
290	Safeway, Inc.	7.50		09/15/09	290,797

	Food: Major Diversified (0.9%)
485	Kraft Foods Inc.	4.125		11/12/09	479,231

	Gas Distributors (0.9%)
115	NiSource Finance Corp.	3	.381(b)	11/23/09	104,686
345	Sempra Energy	4.75		05/15/09	340,209

					444,895

	Industrial Conglomerates (0.4%)
190	Honeywell International, Inc.	6.125		11/01/11	190,817

	Integrated Oil (0.7%)
360	Phillips Pete Co.	8.75		05/25/10	375,105

	Investment Banks/Brokers (1.2%)
120	Goldman Sachs Group Inc. (The)	5.45		11/01/12	106,514
355	Goldman Sachs Group Inc. (The)	6.875		01/15/11	346,292
215	Lehman Brothers Holdings (d)	2	.851(b)	12/23/08	26,338
160	Merrill Lynch & Co.	5.45		02/05/13	144,350

					623,494

	Investment Managers (0.4%)
230	Mellon Funding Corp.	6.40		05/14/11	231,900

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
Portfolio of Investments - October 31, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Life/Health Insurance (2.6%)
$585	John Hancock Financial Services, Inc.	5.625%		12/01/08	$584,217
410	Met Life Global – 144A (a)	4.625		08/19/10	386,525
350	Monumental Global Funding II – 144A (a)	4.375		07/30/09	343,134

					1,313,876

	Major Banks (5.3%)
510	Banco Santander Central Hispano Issuances Ltd. (Cayman Islands)	7.625		11/03/09	485,100
200	Bank of America Corp.	3.375		02/17/09	197,307
280	Bank of America Corp.	4.875		09/15/12	261,479
155	Credit suisse USA Inc. (Switzerland)	6.125		11/15/11	148,291
510	HBOS Treasury Services PLC – 144A (United Kingdom) (a)	5.625		07/20/09	501,381
850	HSBC Finance Corp.	6.75		05/15/11	802,492
70	Wachovia Corp.	5.35		03/15/11	64,937
250	Wells Fargo Bank NA	6.45		02/01/11	249,839

					2,710,826

	Major Telecommunications (3.2%)
390	AT&T Inc.	2.894		02/05/10	370,828
280	Bellsouth Corp.	6.00		10/15/11	272,701
135	British Telecommunications PLC (United Kingdom)	8.625		12/15/10	133,448
325	Deutsche Telekom International Finance BV (Netherlands)	8.50		06/15/10	320,219
205	France Telecom SA (France)	7.75		03/01/11	202,866
425	Telecom Italia Capital SA (Luxembourg)	4.875		10/01/10	366,258

					1,666,320

	Managed Health Care (0.9%)
480	UnitedHealth Group Inc.	4.125		08/15/09	477,456

	Media Conglomerates (1.1%)
175	Time Warner, Inc.	3	.034(b)	11/13/09	164,548
155	Viacom Inc.	3	.169(b)	06/16/09	146,571
300	Viacom Inc.	5.75		04/30/11	268,532

					579,651

	Medical Specialties (0.6%)
310	Hospira, Inc.	4	.242(b)	03/30/10	301,952

	Motor Vehicles (0.6%)
345	DaimlerChrysler North American Holdings Co.	3	.249(b)	03/13/09	328,223

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
Portfolio of Investments - October 31, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Multi-Line Insurance (0.5%)
$525	American General Finance Corp. (Series H)	4.625%		09/01/10	$252,565

	Oil & Gas Pipelines (1.1%)
555	Enbridge Energy Partners, LP	4.00		01/15/09	553,135

	Oil Refining/Marketing (0.7%)
135	Enterprise Products Operating Note	7.50		02/01/11	133,509
225	Valero Energy Corp.	3.50		04/01/09	223,916

					357,425

	Other Metals/Minerals (0.7%)
370	Brascan Corp. (Canada)	8.125		12/15/08	367,860

	Packaged Software (0.3%)
140	Oracle Corp.	5.00		01/15/11	138,913

	Property – Casualty Insurers (2.1%)
815	Mantis Reef Ltd. – 144A (Cayman Islands) (a)	4.692		11/14/08	815,000
300	Xlliac Global Funding – 144A (a)	4.80		08/10/10	274,725

					1,089,725

	Railroads (0.6%)
305	Burlington Santa Fe Corp.	6.125		03/15/09	304,691

	Savings Banks (0.7%)
405	Sovereign Bancorp, Inc.	3	.44(b)	03/23/10	367,270

	Total Corporate Bonds (Cost $20,825,951)				19,633,523

	U.S. Government Agencies – Mortgage-Backed Securities (20.6%)
883	Federal Home Loan Mortgage Corp.	7.50		10/01/26 - 08/01/32	932,926
526	Federal Home Loan Mortgage Corp. ARM	4.785		08/01/34	526,012
5	Federal Home Loan Mortgage Corp. PC Gold	6.50		07/01/29 - 09/01/29	5,444
1,188	Federal Home Loan Mortgage Corp. PC Gold	7.50		01/01/30 - 07/01/32	1,256,052
637	Federal National Mortgage Assoc.	6.50		01/01/29 - 07/01/32	651,174
970	Federal National Mortgage Assoc.	7.00		02/01/26 - 04/01/33	1,008,097
413	Federal National Mortgage Assoc.	7.50		09/01/29 - 09/01/32	435,032
536	Federal National Mortgage Assoc. ARM	4.073		05/01/35	535,225
140	Federal National Mortgage Assoc. ARM	4.261		06/01/34	140,933
300	Federal National Mortgage Assoc. ARM	4.571		07/01/34	301,301
1,053	Federal National Mortgage Assoc. ARM	4.766		07/01/35	1,053,048

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
Portfolio of Investments - October 31, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
$245	Federal National Mortgage Assoc. ARM	5.078%		09/01/34	$247,107
788	Federal National Mortgage Assoc. ARM	5.121		04/01/35	788,148
674	Federal National Mortgage Assoc. ARM	5.323		05/01/35	688,124
332	Federal National Mortgage Assoc. ARM	5.666		04/01/35	332,393
197	Government National Mortgage Assoc. II	5	.125(b)	10/20/24 - 12/20/24	198,169
825	Government National Mortgage Assoc. II	5	.375(b)	06/20/22 - 05/20/23	829,785
634	Government National Mortgage Assoc. II	5	.625(b)	08/20/29 - 09/20/29	637,573

	Total U.S. Government Agencies – Mortgage-Backed Securities (Cost $10,597,180)				10,566,543

	Asset-Backed Securities (12.0%)
180	Ameriquest Mortgage Securities Inc. 2004-R7 M5	4	.409(b)	08/25/34	31,156
59	Banc of America Securities Auto Trust 2006-G1 A3	5.18		06/18/10	58,995
1,150	Bank of America Credit Card Trust 2007-A13 A13	4	.78(b)	04/16/12	1,101,279
1,125	Capital Auto Receivables Asset Trust 2007-SN1 A3A	5.38		07/15/10	1,114,185
925	Chase Issuance Trust 2007-A15 A	4.96		09/17/12	879,614
750	DaimlerChrysler Auto Trust 2007-A A3A	5.00		02/08/12	707,768
950	Ford Credit Auto Owner Trust 2007-A A3A	5.40		08/15/11	914,894
750	Hyundai Auto Receivable Trust 2007-A A3A	5.04		01/17/12	738,695
650	Nissan Auto Receivable Owner Trust 2007-B	5.03		05/16/11	637,579

	Total Asset-Backed Securities (Cost $6,539,967)				6,184,165

	U.S. Government Agency & Obligation (8.9%)
2,100	Federal Home Loan Mortgage Corp.	5.125		11/17/17	2,086,396
4,615	U.S. Treasury Strip	0.00		11/15/19 - 11/15/20	2,465,624

	Total U.S. Government Agency & Obligation (Cost $4,928,258)				4,552,020

	Collateralized Mortgage Obligations (8.9%)
	U.S. Government Agencies (3.4%)
961	Federal Home Loan Mortgage Corp. 2182 ZC	7.50		09/15/29	1,012,329
107	Federal National Mortgage Assoc. 2005-27 NA (PAC)	5.50		01/25/24	106,527
612	Federal National Mortgage Assoc. 2005-52 PA (PAC)	6.50		06/25/35	631,063

	Total U.S. Government Agencies				1,749,919

	Private Issues (5.5%)
340	Bear Stearns Alt-A Trust 2003-3 3A	3	.609(b)	10/25/33	295,470
817	Bear Stearns Mortgage Funding Trust 2006-AR3 1A1	3	.439(b)	10/25/36	457,200
	Countywide Alternative Loan Trust
194	2005-J2 1A1 2	3	.659(b)	04/25/35	127,051
3,210	2006-0A1 2X (IO)	0	.709(b)	03/20/46	98,298

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
Portfolio of Investments - October 31, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
$203	2005-J2 5A1	3	.659(b)%	02/25/35	$155,503
2,960	2005-81 X1 (IO)	1	.901(b)	02/25/37	75,774
506	2006-0A14 2A1	3	.449(b)	11/25/46	285,388
2,494	Countrywide Home Loans 2004-25 1X (IO)	1	.621(b)	02/25/35	68,922
544	First Horizon Alternative Mortgage Securities 2006-FA8 1A7	6	.00(b)	02/25/37	475,270
	Greenpoint Mortgage Funding Trust
458	2006-AR2 4A1 (c)	4	.665(b)	03/25/36	283,534
1,256	2005-AR3 X1 (IO)	2	.081(b)	08/25/45	27,575
2,236	2005-AR4 X4 (IO)	1	.894(b)	10/25/45	60,426
	Harborview Mortgage Loan Trust
2,448	2005-2 X (IO)	0	.348(b)	05/19/35	38,254
1	2006-5 PO2 (PO)	0.00		07/19/47	112
2,659	2006-5 X2 (IO)	0	.909(b)	07/19/47	67,300
1,850	2005-16 X1 (IO)	0	.962(b)	01/19/36	51,451
2,250	2005-3 X2 (IO)	0	.314(b)	06/19/35	37,973
203	2005-9 B1 (c)	4	.878(b)	06/20/35	49,633
6	2006-1 (PO)	0.00		03/19/37	771
3,448	2006-1 X1 (IO)	0	.859(b)	03/19/37	85,112
146	Indymac Index Mortgage Loan Trust 2004-R3 B1 (c)	3	.759(b)	07/25/34	35,713
	Washington Mutual Mortgage Pass-Through Certificates
2,110	2004-AR10 X (IO)	0	.91(b)	07/25/44	22,421
2,864	2004-AR12 X (IO)	0	.813(b)	10/25/44	28,641
1,144	2004-AR8 X (IO)	0	.956(b)	06/25/44	16,454

	Total Private Issues				2,844,246

	Total Collateralized Mortgage Obligations (Cost $6,163,552)				4,594,165

	Short-Term Investments (4.3%)
	U.S. Government Obligation (g) (0.6%)
325	U.S. Treasury Bill (e) (Cost $324,552)	0.50		01/15/09	324,670

NUMBER OF
SHARES (000)

	Investment Company (h) (3.7%)
1,868	Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio – Institutional Class (f) (Cost $1,867,720)				1,867,720

	Total Short-Term Inveatments (Cost $2,192,272)				2,192,390

	Total Investments (Cost $51,247,180) (i) (j)			93.0%	47,722,806
	Other Assets in Excess of Liabilities			7.0	3,605,352

	Net Assets			100.0%	$51,328,158

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
Portfolio of Investments - October 31, 2008 (unaudited) continued

ARM	Adjustable Rate Mortgage. Interest rate in effect as of October 31, 2008.
IO	Interest Only Security.
MTN	Medium Term Note.
PC	Participation Certificate.
PO	Principal Only Security. No rate exists for a principal only security.
(a)	Resale is restricted to qualified institutional investors.
(b)	Floating rate security, rate shown is the rate in effect at October 31, 2008.
(c)	Securities with total market value of $368,880 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(d)	Issuer in bankruptcy.
(e)	A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $270,110.
(f)	May include cash designated as collateral in connection with open swap contracts.
(g)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(h)	See Note 3 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio – Institutional Class.
(i)	Securities have been designated as collateral in an amount equal to $26,023,939 in connection with open futures and swap contracts.
(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $155,963 and the aggregate gross unrealized depreciation is $3,680,337 resulting in net unrealized depreciation of $3,524,374.

Futures Contracts Open at October 31, 2008:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
10	Long	U.S. Treasury Notes 10 Year, December 2008	$1,130,781	$(1,982)
6	Long	U.S. Treasury Notes 5 Year, December 2008	679,547	(23,397)
4	Short	U.S. Treasury Bonds 20 Year, December 2008	(452,500)	11,741
64	Short	Swap Future 5 Year, December 2008	(7,006,000)	25,296

102	Short	U.S. Treasury Notes 2 Year, December 2008	(21,912,468)	(276,571)

		Net Unrealized Depreciation		$(264,913)

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
Portfolio of Investments - October 31, 2008 (unaudited) continued

Credit Default Swap Contracts Open at October 31, 2008:

		NOTIONAL
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	UNREALIZED
REFERENCE OBLIGATION	PROTECTION	(000’S)	RATE	DATE	DEPRECIATION
Goldman Sachs International Dow Jones Index	Sell	800	0.35	June 20, 2012	$(41,150)
Barclays Bank Plc Dow Jones Index	Sell	700	0.60	December 20, 2012	(19,366)

	Total Unrealized Depreciation				$(60,516)

Interest Rate Swap Contracts Open at October 31, 2008:

	NOTIONAL		PAYMENTS	PAYMENTS			UNREALIZED
	AMOUNT		RECEIVED	MADE		TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)		BY FUND	BY FUND		DATE	(DEPRECIATION)

Bank of America, N.A. New York		$7,000	Fixed Rate 4.211	Floating Rate 2.810	#%	June 3, 2013	$131,670

Bank of America, N.A. New York ***		760	Fixed Rate 5.56	Floating Rate 0.00	#	February 19, 2018	10,154

Bank of America, N.A. New York ***		580	Fixed Rate 5.07	Floating Rate 0.00	#	April 14, 2018	(2,923)

Bank of America, N.A. New York ***		390	Fixed Rate 4.983	Floating Rate 0.00	#	April 15, 2018	(3,221)

Bank of America, N.A. New York ***	EUR	819	Fixed Rate 4.415	Floating Rate 0.00	##	October 7, 2018	(21,556)

Bank of America, N.A. New York ***		$14,303	Fixed Rate 4.778	Floating Rate 0.00	#	October 10, 2018	(228,419)

Bank of America, N.A. New York ***		2,391	Fixed Rate 5.557	Floating Rate 0.00	#	July 24, 2023	57,527

Bank of America, N.A. New York ***		1,543	Fixed Rate 4.797	Floating Rate 0.00	#	October 27, 2023	5,137

Citibank N.A. New York		1,800	Fixed Rate 2.90	Floating Rate 2.809	#	February 28, 2010	8,856

Deutsche Bank AG, New York		2,000	Fixed Rate 4.55	Floating Rate 3.833	#	October 23, 2009	37,120

Deutsche Bank AG, New York		2,000	Fixed Rate 4.427	Floating Rate 2.802	#	November 8, 2009	39,940

Deutsche Bank AG ***	EUR	1,230	Fixed Rate 4.957	Floating Rate 0.00	##	July 24, 2018	16

Deutsche Bank AG ***	EUR	3,075	Fixed Rate 5.268	Floating Rate 0.00	##	July 3, 2023	25,984

Goldman Sachs International		$2,100	Fixed Rate 4.642	Floating Rate 2.818	#	September 11, 2009	39,333

Goldman Sachs International ***		2,005	Fixed Rate 5.63	Floating Rate 0.00	#	February 28, 2018	31,900

Goldman Sachs International ***	EUR	410	Fixed Rate 4.37	Floating Rate 0.00	##	October 7, 2018	(11,621)

Goldman Sachs International ***		$771	Fixed Rate 4.79	Floating Rate 0.00	#	October 7, 2023	2,406

JPMorgan Chase N.A. New York ***		2,250	Fixed Rate 5.391	Floating Rate 2.815	#	June 6, 2009	39,600

JPMorgan Chase N.A. New York		2,200	Fixed Rate 5.079	Floating Rate 2.80	#	August 1, 2009	42,900

JPMorgan Chase N.A. New York		2,260	Fixed Rate 5.487	Floating Rate 2.818	#	June 14, 2009	42,488

JPMorgan Chase N.A. New York		2,300	Fixed Rate 5.365	Floating Rate 3.768	#	June 28, 2009	41,216

JPMorgan Chase N.A. New York		2,225	Fixed Rate 4.818	Floating Rate 2.71	#	July 13, 2009	37,336

JPMorgan Chase N.A. New York		2,100	Fixed Rate 4.794	Floating Rate 3.203	#	September 20, 2009	42,441

JPMorgan Chase N.A. New York		2,100	Fixed Rate 4.783	Floating Rate 4.502	#	October 18, 2009	40,194

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
Portfolio of Investments - October 31, 2008 (unaudited) continued

	NOTIONAL		PAYMENTS		PAYMENTS			UNREALIZED
	AMOUNT		RECEIVED		MADE		TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)		BY FUND		BY FUND		DATE	(DEPRECIATION)

JPMorgan Chase N.A. New York		$2,000	Fixed Rate 4.385		Floating Rate 2.793	#	October 29, 2009	$35,540

JPMorgan Chase N.A. New York		2,000	Fixed Rate 4.139		Floating Rate 2.818	#	December 12, 2009	36,520

JPMorgan Chase N.A. New York		2,000	Fixed Rate 3.989		Floating Rate 2.818	#	December 14, 2009	33,300

JPMorgan Chase N.A. New York		1,900	Fixed Rate 2.785		Floating Rate 2.791	#	February 4, 2010	6,612

JPMorgan Chase N.A. New York		1,800	Fixed Rate 4.184		Floating Rate 2.814	#	June 9, 2013	31,554

Barclays Bank PLC ***		985	Floating Rate 4.1405	#	Fixed Rate 0.00%		November 15, 2019	8,789

Bank of America, N.A. New York ***		1,873	Floating Rate 0.00	#	Fixed Rate 5.38		July 24, 2018	(11,107)

Bank of America, N.A. New York ***		1,240	Floating Rate 0.00	#	Fixed Rate 4.80		October 7, 2018	18,873

Bank of America, N.A. New York ***		992	Floating Rate 0.00	#	Fixed Rate 5.995		February 19, 2023	(35,117)

Bank of America, N.A. New York ***		740	Floating Rate 0.00	#	Fixed Rate 5.47		April 14, 2023	(15,296)

Bank of America, N.A. New York ***		375	Floating Rate 0.00	#	Fixed Rate 5.38		April 15, 2023	(6,780)

Bank of America, N.A. New York ***	EUR	1,024	Floating Rate 0.00	##	Fixed Rate 4.39		October 7, 2023	14,139

Bank of America, N.A. New York ***		$3,247	Floating Rate 0.00	#	Fixed Rate 4.242		October 10, 2038	130,302

Deutsche Bank AG ***	EUR	2,460	Floating Rate 0.00	##	Fixed Rate 4.934		July 1, 2018	1,380

Deutsche Bank AG ***	EUR	1,537	Floating Rate 0.00	##	Fixed Rate 5.187		July 24, 2023	(8,914)

Deutsche Bank AG, New York ***		$700	Floating Rate 4.117	#	Fixed Rate 0.00		November 15, 2021	12,955

Goldman Sachs International ***		620	Floating Rate 0.00	#	Fixed Rate 4.80		October 7, 2018	9,436

Goldman Sachs International ***		2,600	Floating Rate 0.00	#	Fixed Rate 6.035		February 28, 2023	(95,160)

Goldman Sachs International ***	EUR	512	Floating Rate 0.00	##	Fixed Rate 4.355		October 7, 2023	11,714

JPMorgan Chase N.A. New York ***		$440	Floating Rate 4.314	#	Fixed Rate 0.00		November 15, 2019	7,270

JPMorgan Chase N.A. New York ***		740	Floating Rate 4.026	#	Fixed Rate 0.00		November 15, 2020	1,097

JPMorgan Chase N.A. New York ***		560	Floating Rate 3.946	#	Fixed Rate 0.00		May 15, 2021	(380)

JPMorgan Chase N.A. New York ***		985	Floating Rate 4.141	#	Fixed Rate 0.00		November 15, 2021	6,593

UBS AG ***		205	Floating Rate 4.526	#	Fixed Rate 0.00		November 15, 2019	4,516

Net Unrealized Appreciation						$606,314

Eur Euro.

#	Floating rate represents USD-3 Months LIBOR.
##	Floating rate represents EUR-6 Months EURIBOR.
***	Forward interest rate swap. Periodic payments on specified notional contract amount with future effective date, unless terminated earlier.

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
Financial Statements

Statement of Assets and Liabilities
October 31, 2008 (unaudited)

Assets:
Investments in securities, at value (cost $49,379,460)	$45,855,086
Investment in affiliate, at value (cost $1,867,720)	1,867,720
Unrealized appreciation on open swap contracts	1,046,808
Receivable for:
Investments sold	3,173,488
Periodic interest on open swap contracts	514,507
Interest	483,728
Variation margin	32,406
Dividends from affiliate	4,001
Principal paydowns	3,089
Shares of beneficial interest sold	1,954
Prepaid expenses and other assets	53,224

Total Assets	53,036,011

Liabilities:
Unrealized depreciation on open swap contracts	501,010
Payable for:
Collateral due to brokers	827,000
Periodic interest on open swap contracts	168,572
Premium received on open swap contracts	34,186
Shares of beneficial interest redeemed	34,046
Investments purchased	24,507
Investment advisory fee	22,905
Dividends to shareholders	19,406
Transfer agent fee	12,878
Administration fee	3,614
Accrued expenses and other payables	59,729

Total Liabilities	1,707,853

Net Assets	$51,328,158

Composition of Net Assets:
Paid-in-capital	$99,063,305
Net unrealized depreciation	(3,243,489)
Dividends in excess of net investment income	(378,749)
Accumulated net realized loss	(44,112,909)

Net Assets	$51,328,158

Net Asset Value Per Share
7,186,225 shares outstanding (unlimited shares authorized of $.01 par value)	$7.14

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
Financial Statements, continued

Statement of Operations
For the six months ended October 31, 2008 (unaudited)

Net Investment Income:
Income
Interest	$1,695,865
Dividends from affiliate	36,861

Total Income	1,732,726

Expenses
Investment advisory fee	168,489
Transfer agent fees and expenses	46,618
Professional fees	40,740
Administration fee	25,921
Shareholder reports and notices	25,266
Registration fees	13,070
Custodian fees	2,241
Trustees’ fees and expenses	892
Other	11,453

Total Expenses	334,690
Less: rebate from Morgan Stanley affiliated cash sweep (Note 3)	(1,601)

Net Expenses	333,089

Net Investment Income	1,399,637

Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	(13,472,157)
Futures contracts	(162,799)
Swap contracts	340,357
Options	12,001
Foreign exchange transactions	61

Net Realized Loss	(13,282,537)

Change in Unrealized Appreciation/Depreciation on:
Investments	5,455,006
Futures contracts	(443,566)
Swap contracts	(86,189)

Net Change in Unrealized Appreciation/Depreciation	4,925,251

Net Loss	(8,357,286)

Net Decrease	$(6,957,649)

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
Financial Statements, continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	OCTOBER 31, 2008	APRIL 30, 2008
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$1,399,637	$4,512,074
Net realized loss	(13,282,537)	(1,331,115)
Net change in unrealized appreciation/depreciation	4,925,251	(6,944,990)

Net Decrease	(6,957,649)	(3,764,031)
Dividends to shareholders from net investment income	(1,536,605)	(4,872,606)
Net decrease from transactions in shares of beneficial interest	(16,737,278)	(30,917,213)

Net Decrease	(25,231,532)	(39,553,850)
Net Assets:
Beginning of period	76,559,690	116,113,540

End of Period (Including dividends in excess of net investment income of $378,749 and $241,781 respectively)	$51,328,158	$76,559,690

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
Notes to Financial Statements - October 31, 2008 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley Limited Duration Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund’s investment objective is to provide a high level of current income consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on October 22, 1993 and commenced operations on January 10, 1994.

The Fund will assess a 2% redemption fee, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) interest rate/credit default swaps are marked-to-market daily based upon quotations from market makers; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees; (6) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

Morgan Stanley Limited Duration Fund
Notes to Financial Statements - October 31, 2008 (unaudited) continued

C. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (“forward contracts”) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

D. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Credit Default Swaps — A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. The Fund may purchase credit protection on the referenced obligation of the credit default swap (“Buy Contract”), or provide credit protection on the referenced obligation of the credit default swap (“Sale Contract”). A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy or a failure to pay outstanding obligations while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. If a credit event occurs, the seller pays to the buyer an agreed upon amount, which approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments. During the term of the swap agreement, the Fund receives or pays periodic fixed payments from or to the respective counterparty calculated at the agreed upon interest rate applied to the notional amount. These periodic payments are accrued daily and recorded as realized gains or losses in the

Morgan Stanley Limited Duration Fund
Notes to Financial Statements - October 31, 2008 (unaudited) continued

Statement of Operations. In addition, upon termination of the swap contract, gains and losses are also realized. Any upfront payment received or paid by the Fund is recorded as assets/liabilities on the Fund’s books and is realized upon termination of swap transaction. The Fund may pay or receive cash to collateralize credit default swap contracts. This cash collateral is recorded as assets/liabilities on the Fund’s books. Any cash received may be invested in Morgan Stanley Institutional Liquidity Funds.

F. Interest Rate Swaps — Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations. The Fund may pay or receive cash to collateralize interest rate swap contracts. This cash collateral is recorded as assets/liabilities on the Fund’s books. Any cash received may be invested in Morgan Stanley Institutional Liquidity Funds.

G. Options — When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund’s Statement of Assets and Liabilities a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security, which the Fund purchases upon exercise of the option. By writing a covered call option, the Fund, in exchange for the premium, forgoes the opportunity for capital appreciation above the exercise price, should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

H. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund

Morgan Stanley Limited Duration Fund
Notes to Financial Statements - October 31, 2008 (unaudited) continued

files tax returns with the U.S. Internal Revenue Service, State of New York and City of New York. The Fund adopted the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes on October 30, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended April 29, 2008, remains subject to examination by taxing authorities.

I. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

J. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.
2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser, an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.52% to the portion of the daily net assets not exceeding $1 billion; 0.47% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion and 0.42% to the portion of the daily net assets in excess of $2 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.
3. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio — Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio — Institutional Class. For the six months ended October 31, 2008, advisory fees paid were reduced by $1,601 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds-Money Market

Morgan Stanley Limited Duration Fund
Notes to Financial Statements - October 31, 2008 (unaudited) continued

Portfolio — Institutional Class. Income distributions earned by the Fund are recorded as “dividends from affiliate” in the Statement of Operations and totaled $36,861 for the six months ended October 31, 2008. During the six months ended October 31, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio — Institutional Class aggregated $19,706,806 and $20,816,421 respectively.

The cost of purchases and proceeds from sales/prepayments/maturities of portfolio securities, excluding short-term investments, for the six months ended October 31, 2008 were $6,016,023 and $27,133,930, respectively. Included in the aforementioned are purchases and sales/prepayments of U.S. Government securities of $4,524,930 and $2,529,185, respectively.

Morgan Stanley Trust, an affiliate of the Investment Advisor and Administrator, is the Fund’s transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.
4. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR
	OCTOBER 31, 2008		ENDED
	(unaudited)		APRIL 30, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	56,505	$442,007	618,715	$5,488,467
Reinvestment of dividends	193,627	1,483,935	441,180	3,872,796

	250,132	1,925,942	1,059,895	9,361,263
Redeemed	(2,407,572)	(18,663,220)	(4,600,464)	(40,278,476)

Net decrease	(2,157,440)	$(16,737,278)	(3,540,569)	$(30,917,213)

5. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital

Morgan Stanley Limited Duration Fund
Notes to Financial Statements - October 31, 2008 (unaudited) continued

accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of April 30, 2008 the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year), book amortization of premiums on debt securities, mark-to-market of open futures contracts and dividend payable.
6. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate and market risks on portfolio positions or anticipated positions in U.S. Government securities, the Fund may enter into interest rate futures contracts (“futures contracts”).

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement and Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risk may also arise upon entering into contracts from the potential inability of counterparts to meet the terms of their contracts.

The Fund may enter into credit default swaps for hedging purposes to add leverage to its portfolio or to gain exposure to a credit in which the Fund may otherwise invest. Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If the Fund is a buyer and no credit event occurs, it will lose the sum of the periodic payments. In addition, if the Fund is a seller and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Fund.

The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

Morgan Stanley Limited Duration Fund
Notes to Financial Statements - October 31, 2008 (unaudited) continued

The Fund may invest in mortgage securities, including securities issued by Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by subprime borrowers.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) was appointed as conservator of FNMA and FHLMC. In addition, the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.
7. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.
8. Fair Valuation Measurements
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Morgan Stanley Limited Duration Fund
Notes to Financial Statements - October 31, 2008 (unaudited) continued

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s investments carried at value:

		FAIR VALUE MEASUREMENTS AT OCTOBER 31, 2008 USING
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL ASSETS	INPUTS	INPUTS
	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Investments in Securities	$47,722,806	$1,867,720	$45,486,206	$368,880
Other Financial Instruments*	280,885	(264,913)	545,798	—

Total	$48,003,691	$1,602,807	$46,032,004	$368,880

*	Other financial instruments include futures, forwards, options and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

INVESTMENTS IN
SECURITIES
Beginning Balance	—
Net purchases (sales)	—
Transfers in and/or out	$378,119
Change in unrealized appreciation/depreciation	(9,239)
Realized gains (losses)	—

Ending Balance	$368,880

Net change in unrealized appreciation/depreciation from investments still held as of October 31, 2008	$(9,239)

9. Accounting Pronouncement
On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB statement No. 133 (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods

Morgan Stanley Limited Duration Fund
Notes to Financial Statements - October 31, 2008 (unaudited) continued

within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the Fund’s financial statements has not yet been determined.
10. Subsequent Event
On November 19-20, 2008, the Board of Trustees of the Morgan Stanley Limited Duration Fund (the “Fund”) approved a Plan of Liquidation and Dissolution, pursuant to which substantially all of the assets of the Fund would be liquidated, known liabilities of the Fund satisfied and the remaining proceeds distributed to the Fund’s shareholders (the “Liquidation”). The approval of the Liquidation is subject to the approval of shareholders of the Fund at a special meeting of shareholders scheduled to be held on February 11, 2009. If approved by shareholders, the Liquidation is expected to occur on or about March 18, 2009. Effective immediately, the Fund has suspended offering its shares to new investors.

Morgan Stanley Limited Duration Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED APRIL 30,
	OCTOBER 31, 2008			2008		2007		2006		2005	2004
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$8.19			$9.01		$9.02		$9.17		$9.41	$9.68

Income (loss) from investment operations:
Net investment income	0.16			0.37		0.33		0.16		0.19	0.17
Net realized and unrealized gain (loss)	(1.02)			(0.76)		0.09		0.05		(0.08)	(0.07)

Total income (loss) from investment operations	(0.86)			(0.39)		0.42		0.21		0.11	0.10

Less dividends from net investment income:	(0.19)			(0.43)		(0.43)		(0.36)		(0.35)	(0.37)

Net asset value, end of period	$7.14			$8.19		$9.01		$9.02		$9.17	$9.41

Total Return(1)	(10.06)		%(5)	(4.52)%		4.77%		2.29%		1.20%	0.99%
Ratios To Average Net Assets:
Total expenses (before expense offset)	1.03%(3	)(4)		0.93%(2	)(3)	0.85%(2	)(6)	0.80%(2	)(6)	0.76%(2)	0.85%(2)
Net investment income	4.33%(3	)(4)		4.53%(3)		4.23%(6)		2.95%(6)		2.63%	1.75%
Supplemental Data:
Net assets, end of period, in thousands	$51,328			$76,560		$116,114		$160,200		$356,124	$488,409
Portfolio turnover rate	10%(5)			21%		63%		54%		82%	240%

(1)	Calculated based on the net asset value as of the last business day of the period.
(2)	Does not reflect the effect of expense offset of 0.01%.
(3)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(4)	Annualized.
(5)	Not annualized.
(6)	If the Fund had borne all expenses that were assumed or waived by the Investment Adviser, the annualized expense and net investment income ratios would have been as follows:

	EXPENSE	NET INVESTMENT
PERIOD ENDED	RATIO	INCOME RATIO
April 30, 2007	0.89%	4.19%
April 30, 2006	0.83	2.93

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•	We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time your return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting

Morgan Stanley Limited Duration Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies.  We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

(This Page Intentionally Left Blank)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2008 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
Limited Duration Fund

Semiannual
Report
October 31, 2008

MSLSAN
IU08-06165P-Y10/08

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics — Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

2

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Limited Duration Fund

/s/ Randy Takian Randy Takian
Principal Executive Officer
December 17, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian Randy Takian
Principal Executive Officer
December 17, 2008

/s/ Francis Smith Francis Smith
Principal Financial Officer
December 17, 2008

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